Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Schedule of components of cash and cash equivalents

As at December 31	2023	2022
Bank balances	$17,340	$34,748
Short-term deposits	39	36,350
Total cash and cash equivalents	$17,379	$71,098